Note 6 - Financial Risk Management	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
6.	Financial risk management

(a)	Fair value

The Company's financial instruments recognized on the Consolidated statements of financial position consist of cash and cash equivalents, marketable securities, government and other receivables, and accounts payable and accrued liabilities. The fair value of these instruments, approximate their carrying values due to their short-term maturity.

Classification of financial instruments

Financial instruments measured at fair value on the statements of financial position are summarized into the following fair value hierarchy levels:

Level
1:
quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level
2:
inputs other than quoted prices included within Level
1
that are observable for the asset or liability.

Level
3:
inputs for the asset or liability that are
not
based on observable market data (unobservable inputs).

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics, and management intent as outlined below:

Cash and cash equivalents and marketable securities are measured using Level
1
inputs and changes in fair value are recognized through profit or loss, with changes in fair value being recorded in net income at each year-end.

Other receivables and government receivables are measured at amortized cost less impairments.

Accounts payable and accrued liabilities, deferred government grants and license fee payable are measured at amortized cost.

The Company has exposure to the following risks from its use of financial instruments: credit, interest rate, currency, and liquidity risk. The Company reviews its risk management framework on a quarterly basis and makes adjustments as necessary.

(b)	Credit risk

Credit risk arises from the potential that a counterparty will fail to perform its obligations. The financial instruments that are exposed to concentrations of credit risk consist of cash and cash equivalents and marketable securities.

The Company manages credit risk associated with its cash and cash equivalents and marketable securities by maintaining minimum standards of
R1
-med or A-high investments.

(c)	Interest rate risk

Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. The Company believes that its exposure to interest rate risk is not
significant.

(d)	Liquidity risk

Liquidity risk is the risk that the Company will
not
be able to meet its financial obligations as they fall due. The Company currently settles all of its financial obligations out of cash and cash equivalents. The ability to do so relies on the Company maintaining sufficient cash in excess of anticipated needs. As at
March 31, 2021,
the Company's liabilities consist of accounts payable and accrued liabilities that have contracted maturities of less than one
year.

(e)	Currency risk

Currency risk is the risk that future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company is exposed to currency risk from employee costs as well as the purchase of goods and services primarily in the United States and cash and cash equivalent balances held in foreign currencies. Fluctuations in the US dollar exchange rate could have a significant impact on the Company's results. Assuming all other variables remain constant, a
10%
depreciation or appreciation of the Canadian dollar against the US dollar would result in an increase or decrease in loss and comprehensive loss for the year ended
March 31, 2021
of
$938
thousand (
March 31, 2020 -
$108
thousand).

Balances in US dollars are as follows:

	March 31, 2021	March 31, 2020
	$	$
Cash and cash equivalents	9,593	135
Accounts payable and accrued liabilities	(2,147)	(900)
	7,446	(765)